Financial Data for Continuing Operations for Corporations Reportable Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 2,155,551	$ 2,031,901	$ 1,713,616
Net sales	1,943,218	1,832,957	1,519,754
Gross profit, Total	363,957	327,134	302,002
Selling, general and administrative expenses, Total	150,091	138,398	124,138
Earnings (Loss) from operations, Total	217,988	156,170	161,009
Assets employed, Total	3,259,826	3,160,926	3,147,822
Depreciation, depletion and amortization, Total	173,761	177,211	173,407
Total property additions	220,281	151,713	340,553
Property additions through acquisitions, Total	54,707	690	185,190
Total Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,910,734	1,811,188	1,494,493
Net sales	1,717,577	1,630,740	1,319,179
Gross profit, Total	281,745	255,352	229,992
Selling, general and administrative expenses, Total	114,693	116,424	108,514
Earnings (Loss) from operations, Total	177,569	144,750	127,461
Assets employed, Total	2,884,899	2,791,739	2,806,248
Depreciation, depletion and amortization, Total	154,941	161,467	157,177
Total property additions	209,104	108,953	312,230
Property additions through acquisitions, Total	54,707	690	185,190
Specialty Products
Segment Reporting Information [Line Items]
Total revenues	244,817	220,713	219,123
Net sales	225,641	202,217	200,575
Gross profit, Total	83,703	77,223	75,405
Selling, general and administrative expenses, Total	10,165	9,295	9,197
Earnings (Loss) from operations, Total	73,507	68,542	66,305
Assets employed, Total	154,024	157,673	120,305
Depreciation, depletion and amortization, Total	10,564	7,838	7,075
Total property additions	4,700	38,873	21,983
Mid-America Group
Segment Reporting Information [Line Items]
Total revenues	740,703	718,611	691,397
Net sales	678,502	658,930	634,554
Gross profit, Total	191,765	180,069	171,746
Selling, general and administrative expenses, Total	49,962	53,003	54,599
Earnings (Loss) from operations, Total	146,916	131,398	121,888
Assets employed, Total	1,139,198	1,036,155	1,062,209
Depreciation, depletion and amortization, Total	61,414	65,515	63,886
Total property additions	82,061	46,861	52,642
Property additions through acquisitions, Total	244
Southeast Group
Segment Reporting Information [Line Items]
Total revenues	245,340	243,442	242,581
Net sales	226,437	226,232	224,728
Gross profit, Total	(3,515)	(6,052)	1,082
Selling, general and administrative expenses, Total	18,081	18,250	22,165
Earnings (Loss) from operations, Total	(19,850)	(25,495)	(21,210)
Assets employed, Total	611,906	607,705	624,476
Depreciation, depletion and amortization, Total	32,556	35,026	51,090
Total property additions	72,907	22,594	29,531
Property additions through acquisitions, Total	54,463
West Group
Segment Reporting Information [Line Items]
Total revenues	924,691	849,135	560,515
Net sales	812,638	745,578	459,897
Gross profit, Total	93,495	81,335	57,164
Selling, general and administrative expenses, Total	46,650	45,171	31,750
Earnings (Loss) from operations, Total	50,503	38,847	26,783
Assets employed, Total	1,133,795	1,147,879	1,119,563
Depreciation, depletion and amortization, Total	60,971	60,926	42,201
Total property additions	54,136	39,498	230,057
Property additions through acquisitions, Total		690	185,190
Corporate
Segment Reporting Information [Line Items]
Gross profit, Total	(1,491)	(5,441)	(3,395)
Selling, general and administrative expenses, Total	25,233	12,679	6,427
Earnings (Loss) from operations, Total	(33,088)	(57,122)	(32,757)
Assets employed, Total	220,903	211,514	221,269
Depreciation, depletion and amortization, Total	8,256	7,906	9,155
Total property additions	$ 6,477	$ 3,887	$ 6,340